NOTES RECEIVABLE FROM PARTICIPANTS (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NOTES RECEIVABLE FROM PARTICIPANTS
Notes receivable from participants, maximum borrowing percentage	50.00%
Notes receivable from participants, maximum borrowing amount	$ 50,000
Notes receivable from participants, minimum loan amount	$ 500
Notes receivable from participants, term	5 years
Minimum
NOTES RECEIVABLE FROM PARTICIPANTS
Notes receivable from participants, interest rate	4.25%	4.25%
Maximum
NOTES RECEIVABLE FROM PARTICIPANTS
Notes receivable from participants, interest rate	10.75%	10.75%
Notes receivable from participants, term	5 years